Stockholders’ Deficit (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 22, 2021	Sep. 30, 2021	Dec. 31, 2021		Sep. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000		1,000,000
Preferred Stock, Par value			$ 0.0001		$ 0.0001
Preferred stock, shares Issued			0		0
Preferred stock, shares Outstanding			0		0
Common stock, shares authorized			50,000,000		50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common shares subject to possible redemption			27,600,000		27,600,000
Dividends payable (in Dollars per share)	$ 0.2
Stock issued during the period, shares	7,140,000
Issuance of representative shares, value		$ 25,000	$ 25,000	[1],[2]
Public warrants outstanding			13,800,000		13,800,000
Private warrants outstanding			585,500		522,500
Warrants exercise price			$ 11.50		$ 11.50
Warrants term			5 years
Excess Stock, Shares Issued			35,911,000
Excess Stock, Shares Outstanding			35,911,000
Representative Shares [Member]
Class of Stock [Line Items]
Shares issued during period, shares			240,000		240,000
Stock issued during the period, shares	240,000
Issuance of representative shares, value	$ 870
Founder Shares [Member]
Class of Stock [Line Items]
Shares issued during period, shares			6,900,000		6,900,000
Stock issued during the period, shares	6,900,000
Public Shares [Member]
Class of Stock [Line Items]
Shares issued during period, shares			27,600,000		27,600,000
Private Units [Member]
Class of Stock [Line Items]
Shares issued during period, shares			1,171,000		1,171,000

[1]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[2]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture.